Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share - USD ($)
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share [Line Items]
Allocation of net (loss) income – Basic and diluted	$ (62,993)	$ 985,943	$ (616,481)	$ 3,456,857	$ 6,825,686	$ 1,834,962
Basic weighted average ordinary shares outstanding	2,811,745	29,550,000	7,119,575	29,550,000
Basic net (loss) income per ordinary share	$ (0.02)	$ 0.03	$ (0.09)	$ 0.12	$ 0.23	$ 0.07
Class B [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share [Line Items]
Allocation of net (loss) income – Basic and diluted	$ (161,024)	$ 239,813	$ (622,363)	$ 840,818	$ 1,660,224	$ 483,616
Basic weighted average ordinary shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500
Basic net (loss) income per ordinary share	$ (0.02)	$ 0.03	$ (0.09)	$ 0.12	$ 0.23	$ 0.07